Warrants (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Issued in connection with:
Shares of Ordinary Shares Underlying Warrants | shares	27,016
Exercise Price Per Share | $ / shares	$ 180
Issuance Date	Mar. 22, 2016
Expiration Date	Sep. 22, 2021